PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 4,106,383	$ 562,574	¥ 3,940,925
Less: accumulated depreciation	(394,273)	(54,017)	(385,042)
Impairment charges	(7,785)	(1,067)	(9,010)
Property, plant and equipment after impairment	3,704,325	507,490	3,546,873
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	798,097	109,339	807,737
Medical equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	865,416	118,562	522,385
Electronic and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	55,202	7,563	58,999
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	2,649	363	3,718
Leasehold improvement and building improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	77,683	10,643	81,766
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 2,307,336	$ 316,104	¥ 2,466,320